UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

330 Madison Avenue, 10th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 518-5344

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 - December 31, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

Transparent Value Directional Allocation VI Portfolio

Annual Report
December 31, 2015

transparent value

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

3	DISCLOSURE OF FUND EXPENSES

4	SCHEDULE OF INVESTMENTS

6	STATEMENT OF ASSETS AND LIABILITIES

7	STATEMENT OF OPERATIONS

8	STATEMENTS OF CHANGES IN NET ASSETS

10	FINANCIAL HIGHLIGHTS

12	NOTES TO FINANCIAL STATEMENTS

17	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

18	ADDITIONAL INFORMATION

Shareholder Letter
December 31, 2015 (Unaudited)

Dear Shareholder

We are pleased to provide you with information about Transparent Value Directional Allocation VI Portfolio (“Transparent Value”) for the 12-month period ended December 31, 2015.

As of the December 16, 2015, the meeting of the Federal Open Market Committee of the U.S. Federal Reserve (the Fed) resulted in the Fed raising its target Federal Funds rate by 25 bps(1), its first hike in seven years. This decision to tighten monetary policy was in recognition that growth in the U.S. economy is sufficient to meet expectations in the current recovery. Historically, the period when the Fed begins to tighten leads to an initial sell-off in the bond market, as investors brace themselves for the ill-effects of restrictive monetary policy on the economy. Then, as investors realize the Fed is raising rates because the economy is strong, the fear of defaults diminishes and credit spreads tighten again.

The good news is that, while the U.S. economy may not be fast moving, it certainly has a lot of torque. This is creating strong tailwinds as we move into 2016. MasterCard Advisors’ data on holiday spending indicates that sales were up nearly 8% year over year. All told, the risk to fourth-quarter gross domestic product (GDP) is probably to the upside, even as most tracking estimates have been trimmed to around 1%. In addition, the El Niño weather pattern is moving into its most impactful period. Our research indicates that a strong El Niño can add 1% or more to GDP in the first quarter of the year.

A factor after the end of the period was market volatility, spurred by concerns over the price of oil and increasing anxiety over global growth. It was marked by turmoil across asset classes, with heavy drawdowns in a variety of indexes and geographies in the first half of January. The sell-off was brutal and unexpected, but initially there was not a corresponding spike in the key measure of equity market volatility, the VIX(2). However, the sell-off occurred in what is historically a seasonally strong time for equities and the VIX(2) did start to rise in January.

In China, the likely catalyst for the volatile start to the equity market in 2016 was the pending expiration of an insider selling ban. The ban was extended in response to the sell-off, but as expiring restrictions enable market participants to finally escape unwanted positions, a sell-off is inevitable. China’s problems extend beyond political interference in the markets and despite attempts by policy-makers to quiet the turmoil, we expect to see more volatility. Chinese policymakers have also been struggling to protect the renminbi. Allowing it to depreciate in the short run could be negative for markets--particularly Chinese risk assets, and by extension, U.S. risk assets, as well as falling dollar prices for commodities, given China is a main consumer of commodities. In the long run, a depreciation would be positive for the Chinese manufacturing sector and European producers, who have significant exports to China.

Meanwhile, the persistent weakness in oil continues to exert its negative influence on all markets, especially corporate credit. Oil prices likely have further to fall: not until it reaches approximately $25 per barrel will we begin to see oil production shuttered, which should then set the stage to stabilize the energy sector.

The next few months are likely to be extremely volatile as markets continue to digest the sell-off that began 2016. However, monetary conditions remain highly supportive for global economic growth, despite the Federal Reserve’s recent actions. The index of leading economic indicators, comprised of 10 components whose changes typically precede changes in the U.S. economy, remains in positive territory and shows no warning signs of recession.

Additionally, if market turmoil continues, and lower oil prices damp headline inflation, the Fed may delay further rate increases. Given strong employment growth and continued wage growth, along with a stimulative fiscal policy now in place, the U.S. economy is likely to thrive in 2016.

We thank you for investing with Transparent Value and look forward to serving your investment needs.

Sincerely,

Donald C. Cacciapaglia

President

(1)

bps – Basis point, a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

(2)	VIX – The Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market’s expectation of 30-day volatility.

Annual Report | December 31, 2015	1

Manager Commentary
December 31, 2015 (Unaudited)

The Transparent Value Directional Allocation VI Portfolio – Class III returned -2.36% over the year ending December 31, 2015. This return represents underperformance of -1.28% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to fund alpha for the one year period ending December 31, 2015 came from the Materials sector. The greatest detractor to fund alpha came from the Energy sector.

SECTOR WEIGHTINGS As a percentage of Net Assets as of December 31, 2015

Financials	20.77%
Information Technology	16.51%
Consumer Discretionary	15.48%
Health Care	11.48%
Consumer Staples	10.24%
Industrials	9.14%
Utilities	4.28%
Energy	3.38%
Telecommunication Services	3.19%
Materials	2.40%
Exchange Traded Funds	2.60%
Other Assets in Excess of Liabilities	0.53%
Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE

	1 Month	3 Month	6 Month	1 Year	Since Inception**
Transparent Value Directional Allocation VI Portfolio - Class I	-3.13%	5.32%	-2.47%	-2.56%	-0.67%
Transparent Value Directional Allocation VI Portfolio - Class II	-3.14%	5.22%	-2.66%	-2.76%	-0.79%
Transparent Value Directional Allocation VI Portfolio - Class III	-3.12%	5.30%	-2.36%	-2.36%	-0.42%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	-1.67%	6.69%	-0.44%	1.08%	7.50%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio recently commenced operations and has limited operating history. The Portfolio seeks to track a quantitative strategy index. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750 companies.

It is not possible to invest directly in an Index.

** Portfolio Inception Date: May 6, 2014

Alpha – The difference between actual return over a specified period versus the expected return of the market.

2	www.transparentvalue.com

Disclosure of Fund Expenses
December 31, 2015 (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2015 through December 31, 2015.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. If transactional costs were included, your costs would have been higher.

	Net Expense Ratio(a)	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expense Paid During Period July 1, 2015 to December 31, 2015(b)

Transparent Value Directional Allocation VI Portfolio
Class I
Actual	1.37%	$ 1,000.00	$ 975.30	$ 6.82
Hypothetical (5% return before expenses)	1.37%	$ 1,000.00	$ 1,018.30	$ 6.97
Class II
Actual	1.64%	$ 1,000.00	$ 973.40	$ 8.16
Hypothetical (5% return before expenses)	1.64%	$ 1,000.00	$ 1,016.94	$ 8.34
Class III
Actual	1.12%	$ 1,000.00	$ 976.40	$ 5.58
Hypothetical (5% return before expenses)	1.12%	$ 1,000.00	$ 1,019.56	$ 5.70

(a)	Annualized, based on the Portfolio’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

Annual Report | December 31, 2015	3

Schedule of Investments
December 31, 2015

	Shares	Value

COMMON STOCKS 96.87%
Consumer Discretionary 15.48%
Autoliv, Inc.	669	$83,471
Carter’s, Inc.	1,050	93,482
Chipotle Mexican Grill, Inc.(a)	150	71,978
Comcast Corp. - Class A	1,280	72,230
Darden Restaurants, Inc.	1,597	101,633
Dollar General Corp.	1,230	88,400
Lowe’s Cos., Inc.	1,470	111,779
NVR, Inc.(a)	54	88,722
O’Reilly Automotive, Inc.(a)	420	106,436
Scripps Networks Interactive, Inc. - Class A	1,481	81,766
The TJX Cos., Inc.	1,599	113,384
Tribune Media Co. - Class A	1,980	66,944
Twenty-First Century Fox, Inc. - Class A	3,098	84,142
Ulta Salon Cosmetics & Fragrance, Inc.(a)	581	107,485
Williams-Sonoma, Inc.	1,180	68,924

		1,340,776

Consumer Staples 10.24%
Altria Group, Inc.	1,440	83,822
Church & Dwight Co., Inc.	1,030	87,426
The Clorox Co.	570	72,293
Constellation Brands, Inc. - Class A	621	88,455
Costco Wholesale Corp.	440	71,060
CVS Health Corp.	931	91,024
The Hershey Co.	984	87,842
Hormel Foods Corp.	1,483	117,276
Monster Beverage Corp.(a)	716	106,656
Reynolds American, Inc.	1,760	81,224

		887,078

Energy 3.38%
EQT Corp.	1,222	63,703
Kinder Morgan, Inc.	3,860	57,591
National Oilwell Varco, Inc.	1,790	59,947
Range Resources Corp.	1,857	45,701
Tesoro Corp.	620	65,329

		292,271

Financials 20.77%
Ally Financial, Inc.(a)	5,390	100,470
Arch Capital Group, Ltd.(a)	1,050	73,238
Arthur J Gallagher & Co.	2,459	100,671
Berkshire Hathaway, Inc. - Class B(a)	640	84,506
Camden Property Trust, REIT	1,260	96,718
Cincinnati Financial Corp.	1,898	112,304
CIT Group, Inc.	1,490	59,153
Citizens Financial Group, Inc.	2,100	54,999
CME Group, Inc.	860	77,916
Crown Castle International Corp., REIT	1,010	87,315
FactSet Research Systems, Inc.	480	78,034
First Republic Bank	1,832	121,022
MSCI, Inc.	1,460	105,310
Nasdaq, Inc.	1,290	75,039
New York Community Bancorp, Inc.	3,350	54,672

	Shares	Value

Financials (continued)
People’s United Financial, Inc.	5,780	$93,347
SEI Investments Co.	2,020	105,848
Signature Bank(a)	720	110,426
Simon Property Group, Inc., REIT	520	101,108
The Travelers Cos., Inc.	940	106,088

		1,798,184

Health Care 11.48%
AmerisourceBergen Corp.	950	98,524
Bristol-Myers Squibb Co.	1,752	120,521
Cerner Corp.(a)	1,470	88,450
Envision Healthcare Holdings, Inc.(a)	2,356	61,185
Laboratory Corp. of America Holdings(a)	740	91,494
Merck & Co., Inc.	990	52,292
Perrigo Co. PLC	400	57,880
Pfizer, Inc.	2,040	65,851
Quintiles Transnational Holdings, Inc.(a)	934	64,128
Sirona Dental Systems, Inc.(a)	533	58,401
Universal Health Services, Inc. - Class B	780	93,202
Waters Corp.(a)	364	48,987
Zoetis, Inc.	1,950	93,444

		994,359

Industrials 9.14%
AGCO Corp.	1,060	48,113
The Boeing Co.	539	77,934
Cintas Corp.	1,157	105,345
Danaher Corp.	850	78,948
Expeditors International of Washington, Inc.	1,050	47,355
Ingersoll-Rand PLC	1,380	76,300
JB Hunt Transport Services, Inc.	1,140	83,630
Rockwell Collins, Inc.	1,010	93,223
Stanley Black & Decker, Inc.	734	78,340
TransDigm Group, Inc.(a)	448	102,346

		791,534

Information Technology 16.51%
Amdocs, Ltd.	1,450	79,127
ANSYS, Inc.(a)	1,000	92,500
CDW Corp.	2,450	102,998
eBay, Inc.(a)	1,930	53,036
F5 Networks, Inc.(a)	824	79,895
FLIR Systems, Inc.	2,110	59,228
Gartner, Inc.(a)	860	78,002
Jack Henry & Associates, Inc.	1,060	82,744
Juniper Networks, Inc.	2,923	80,675
Nuance Communications, Inc.(a)	5,770	114,765
Paychex, Inc.	2,240	118,473
QUALCOMM, Inc.	1,170	58,482
Synopsys, Inc.(a)	1,610	73,432
Trimble Navigation, Ltd.(a)	2,790	59,846
Vantiv, Inc. - Class A(a)	2,268	107,549
VeriSign, Inc.(a)	1,330	116,189

4	www.transparentvalue.com

Schedule of Investments
December 31, 2015

	Shares	Value

Information Technology (continued)
VMware, Inc. - Class A(a)	1,290	$72,975

		1,429,916

Materials 2.40%
Avery Dennison Corp.	1,477	92,549
International Flavors & Fragrances, Inc.	550	65,802
The Sherwin-Williams Co.	190	49,324

		207,675

Telecommunication Services 3.19%
AT&T, Inc.	1,810	62,282
SBA Communications Corp. - Class A(a)	1,034	108,642
Verizon Communications, Inc.	2,280	105,382

		276,306

Utilities 4.28%
DTE Energy Co.	940	75,379
ITC Holdings Corp.	2,720	106,760
NextEra Energy, Inc.	1,016	105,552
PPL Corp.	2,430	82,936

		370,627

TOTAL COMMON STOCKS
(Cost $8,330,899)		8,388,726

EXCHANGE TRADED FUNDS 2.60%
SPDR® S&P 500® ETF Trust	1,104	225,095

TOTAL EXCHANGE TRADED FUNDS
(Cost $225,853)		225,095

Total Investments - 99.47%
(Cost $8,556,752)		8,613,821

Other Assets in Excess of Liabilities - 0.53%		46,016

NET ASSETS - 100.00%		$8,659,837

(a)	Non-Income Producing Security

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

Annual Report | December 31, 2015	5

Statement of Assets and Liabilities
December 31, 2015

ASSETS:
Investment securities, at cost	$8,556,752

Investment securities, at value	$8,613,821
Cash	65,223
Dividends receivable	9,582
Receivable for securities sold	15,489
Receivable due from Adviser	7,704
Other assets	628
Total Assets	8,712,447
LIABILITIES:
Payable for capital shares redeemed	285
Accrued expenses:
Payable for administration fees	2,403
Payable for distribution and services fees	6,623
Payable for Chief Compliance Officer fees	1,115
Accrued expenses and other payables	42,184
Total Liabilities	52,610
Net Assets	$8,659,837

NET ASSETS CONSIST OF:
Paid-in capital	$9,073,572
Accumulated net realized loss on investments	(470,804)
Net unrealized appreciation on investments	57,069
Net Assets	$8,659,837

PRICING OF CLASS I SHARES:
Net assets	$38,147
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value common stock authorized)	3,858
Net assets value, offering and redemption price per share	$9.89

PRICING OF CLASS II SHARES:
Net assets	$8,383,316
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value common stock authorized)	849,221
Net assets value, offering and redemption price per share	$9.87

PRICING OF CLASS III SHARES:
Net assets	$238,374
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value common stock authorized)	24,000
Net assets value, offering and redemption price per share	$9.93

See Notes to Financial Statements.
6	www.transparentvalue.com

Statement of Operations
For the Year Ended December 31, 2015

INVESTMENT INCOME:

Dividends	$157,200
Total Investment Income	157,200

EXPENSES:

Investment Adviser fees	110,687
Distribution and service fees:
Class I	107
Class II	56,731
Administration fees	8,885
Interest expense	1,678
Custody fees	8,517
Audit and Tax fees	29,249
Legal fees	60,361
Transfer agency fees	27,586
Trustee fees	16,440
Registration fees	1,731
Insurance fees	584
Printing fees	14,519
Chief Compliance Officer fees	13,375
Other expenses	4,787
Total Expenses Before Waivers and/or Reimbursements	355,237
Less fees waived and/or reimbursed by Adviser (Note 6):
Class I	(576)
Class II	(164,350)
Class III	(3,534)
Net Expenses	186,777
Net Investment Loss	(29,577)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:

Net realized loss investments	(390,467)
Net change in unrealized appreciation on investments	261,673
Net Realized and Unrealized Loss on Investments	(128,794)
Net Decrease in Net Assets Resulting from Operations	$(158,371)

See Notes to Financial Statements.
Annual Report | December 31, 2015	7

Statements of Changes in Net Assets

	For the Year Ended December 31, 2015	For the Period May 6, 2014 (Inception) to December 31, 2014
FROM OPERATIONS:
Net investment loss	$(29,577)	$(10,954)
Net realized loss on investments	(390,467)	(74,164)
Net change in unrealized appreciation (depreciation) on investments	261,673	(204,604)
Net Decrease in net assets resulting from operations	(158,371)	(289,722)

FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares:
Proceeds from shares sold	1,054	91,602
Payments for shares redeemed	(1,960)	(49,106)
Net increase (decrease) in net assets from Class I capital share transactions	(906)	42,496
Class II Shares:
Proceeds from shares sold	4,987,662	13,864,497
Payments for shares redeemed	(7,834,196)	(2,191,623)
Net increase (decrease) in net assets from Class II capital share transactions	(2,846,534)	11,672,874
Class III Shares:
Proceeds from shares sold	–	240,000
Net increase in net assets from Class III capital share transactions	–	240,000
Total Increase (Decrease) in Net Assets	(3,005,811)	11,665,648

NET ASSETS:
Beginning of period (Note 1)	11,665,648	–
End of period	$8,659,837	$11,665,648

Accumulated net investment loss	$–	$–

See Notes to Financial Statements.
8	www.transparentvalue.com

Page Intentionally Left Blank

Financial Highlights
For a share outstanding throughout the periods presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Loss(a)	Net realized and unrealized gain on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Directional Allocation VI Portfolio
Class I
12/31/2015	$ 10.15	0.00(b)	(0.26)	(0.26)	–	–	–
12/31/2014(d)	$ 10.00	(0.03)	0.18	0.15	–	–	–
Class II
12/31/2015	$ 10.15	(0.03)	(0.25)	(0.28)	–	–	–
12/31/2014(d)	$ 10.00	(0.05)	0.20	0.15	–	–	–
Class III
12/31/2015	$ 10.17	0.03	(0.27)	(0.24)	–	–	–
12/31/2014(d)	$ 10.00	(0.02)	0.19	0.17	–	–	–

(a)	Per share numbers have been calculated using the average share method.
(b)	Less than $0.01.
(c)	Amounts include the effect of the interest expense associated with the Fund’s Line of Credit.
(d)	Period May 6, 2014 (Inception Date) through December 31, 2014.
(e)	Not Annualized.
(f)	Annualized.

See Notes to Financial Statements.
10	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the periods presented.

Net Asset Value End of Period	Total return	Net assets, end of period (000)	Ratio of expenses before waivers/reimbursements to average net assets	Ratio of expenses after waivers/reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

$ 9.89	(2.56%)	$ 38	2.81%(c)	1.36%(c)	0.02%	231%
$ 10.15	1.50%(e)	$ 40	7.63%(c)(f)	1.38%(c)(f)	(0.46%)(f)	206%(e)

$ 9.87	(2.76%)	$ 8,383	3.06%(c)	1.61%(c)	(0.27%)	231%
$ 10.15	1.50%(e)	$ 11,382	7.96%(c)(f)	1.63%(c)(f)	(0.74%)(f)	206%(e)

$ 9.93	(2.36%)	$ 238	2.56%(c)	1.11%(c)	0.27%	231%
$ 10.17	1.70%(e)	$ 244	7.50%(c)(f)	1.13%(c)(f)	(0.25%)(f)	206%(e)

Annual Report | December 31, 2015	11

Notes to Financial Statements
December 31, 2015

1. ORGANIZATION

Transparent Value Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware statutory trust by an Agreement and Declaration of Trust (the “Declaration of Trust”) dated June 8, 2009. As of December 31, 2015, the Trust offered 11 registered funds (“Series”). The financial statements and financial highlights herein relate to Transparent Value Directional Allocation VI Portfolio (the “Portfolio”). The Portfolio commenced operations on May 6, 2014.

The Portfolio’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Transparent Value Directional Allocation IndexSM (the “Allocation Index” or “Index”).

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. The Portfolio offers Class I, Class II and Class III shares. Class I, Class II and Class III shares are sold without a sales load. Class I shares bear fees to pay for non-distribution related services provided to shareholders (“Service Fees”). Class II shares bear Service Fees as well as fees for distribution, servicing and marketing of such shares pursuant to a Distribution Plan (“12b-1 Fees”). Class III shares are offered without Service Fees or 12b-1 Fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses as noted and exclusive rights to vote on matters affecting only individual classes.

Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

At a meeting held on September 9, 2015, the Board approved the nominations (the “Nominations”) of nine new Trustees to the Board: Randall C. Barnes, Donald A. Chubb Jr., Jerry B. Farley, Roman Friedrich III, Robert B. Karn III, Ronald A. Nyberg, Maynard F. Oliverius, Ronald E. Toupin, Jr., and Donald C. Cacciapaglia (collectively, the “New Trustees”). The Board approved the Nominations in order to restructure the governance of the Series of the Trust by consolidating the Board with the board of trustees (the “Guggenheim Board”) that currently oversees a separate fund complex consisting of thirteen other registered investment companies sponsored by the Adviser and its affiliates (the “Guggenheim Funds”). Shareholders of the Portfolio approved the Nominations at a special meeting of shareholders held on October 30, 2015. On November 9, 2015, the New Trustees were seated on the Board, Messrs. Barnes, Chubb, Farley, Friedrich, Karn, Nyberg, Oliverius, and Toupin were seated on the Audit Committee, and the four existing members of the Board, Robert Casale, Dennis Cullen, John Masterson and Farhan Sharaff, resigned. On the same date, the Board implemented changes to the officers of the Trust in order to align the Trust’s officers with the officers of the Guggenheim Funds.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolio is considered an investment company for financial reporting purposes under GAAP.

A) Net Asset Value: The net asset values (“NAVs”) of the Portfolio’s share classes (Class I, Class II and Class III) are computed based upon the value of the securities and other assets and liabilities held by the Portfolio. NAVs are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of a security as of the Portfolio’s pricing time, the security will be valued at fair value in good faith as determined by a valuation committee pursuant to the valuation policies approved by the Board. At December 31, 2015, none of the Portfolio’s assets were fair valued in good faith pursuant to the Board approved fair valuation policies.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Net realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The financial statements were prepared in conformity with GAAP, which requires management to make

12	www.transparentvalue.com

Notes to Financial Statements
December 31, 2015

estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates are appropriate; however, actual results may differ from those estimates.

E) Distributions to Shareholders: The Portfolio intends to annually distribute to shareholders all of their net income and/or capital gains. Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Portfolio recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Portfolio records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Portfolio uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the fair value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including a Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques used by the Portfolio to measure fair value during the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2015 in valuing the Portfolio’s investments carried at fair value:

Transparent Value Directional Allocation VI Portfolio

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,388,726	$–	$–	$8,388,726
Exchange Traded Funds	225,095	–	–	225,095
TOTAL	$8,613,821	$–	$–	$8,613,821

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

It is the Portfolio’s policy to recognize transfers into and out of all levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period.

For the period ended December 31, 2015, the Portfolio did not have any unobservable inputs (Level 3) used in determining fair value.

4. INCOME TAX

The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Portfolio has qualified and intends to qualify as a regulated

Annual Report | December 31, 2015	13

Notes to Financial Statements
December 31, 2015

investment company under Subchapter M of the Internal Revenue Code, as amended, for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Management has reviewed the Portfolio’s tax positions and concluded that the Portfolio has no material uncertain tax position at December 31, 2015. As of and during the period ended December 31, 2015, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio will file U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return.

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of December 31, 2015, were as follows:

Transparent Value Directional Allocation VI Portfolio

Gross appreciation on investments
(excess of value over tax cost)	$255,334
Gross depreciation on investments
(excess of tax cost over value)	(205,976)
Net unrealized appreciation	$49,358

Cost of investments for income tax purposes	$8,564,463

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

As of December 31, 2015, the most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Transparent Value Directional Allocation VI Portfolio

Undistributed net investment income	$–
Accumulated net realized loss	(463,093)
Net unrealized appreciation on investments	49,358
Total	$(413,735)

The Portfolio did not make any distributions during the fiscal year.

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended December 31, 2015, certain differences were reclassified as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Transparent Value Directional Allocation VI Portfolio	$29,577	$–	$(29,577)

These differences were primarily due to the differing tax treatment of net operating loss offset.

Included in the amounts reclassified was a net operating loss offset to Paid-in Capital of $29,577.

During the year ended December 31, 2015, the Transparent Value Directional Allocation VI Portfolio generated Short-Term capital loss carry forwards in the amount of $338,601.

The Portfolio elects to defer to the period ending December 31, 2016, all post-October capital losses recognized during the period November 1, 2015 through December 31, 2015 in the amount of $124,492.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of losses is retained as short-term and/or long-term.

5. INVESTMENT TRANSACTIONS

For the period ended December 31, 2015, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Directional Allocation VI Portfolio

Purchases	$26,706,059
Sales	29,422,009

6. INVESTMENT ADVISORY AND OTHER RELATED

PARTY TRANSACTIONS

From January 1, 2015 through July 30, 2015, Guggenheim Partners Investment Management, LLC served as the investment adviser (the “Adviser”) to the Portfolio and Transparent Value Advisors, LLC served as the sub-adviser (the “Sub-Adviser”) to the Portfolio. In addition, prior to July 31, 2015, Guggenheim Capital, LLC (“Guggenheim”) indirectly owned a majority of the common units and a minority of the preferred units of Guggenheim Transparent Value, LLC (“GTV”), the indirect parent company of the Sub-Adviser. Effective July 31, 2015, following an internal reorganization of the Guggenheim owned units of GTV and merger of a separate indirect wholly-owned subsidiary of Guggenheim into GTV (the “Merger”), the common and preferred units of GTV owned by minority members were converted into the right to receive cash and cancelled. As a result of the Merger, the Sub-Adviser

14	www.transparentvalue.com

Notes to Financial Statements
December 31, 2015

became an indirect wholly-owned subsidiary of Guggenheim. Following the Merger, the Adviser and another indirect wholly-owned subsidiary of Guggenheim, assumed all services previously provided to the Portfolio by the Sub-Adviser, effective November 9, 2015. In addition, effective November 9, 2015, Armen Arus, Co-Founder and Senior Portfolio Manager of the Sub-Adviser, resigned his position as Portfolio Manager of the Portfolio. Mr. Arus will continue to be involved with Transparent Value, LLC, another indirect wholly-owned subsidiary of Guggenheim, and its development of the Required Business Performance® or RBP®, the active quantitative selection process used to select the companies included in the Transparent Value IndexesSM, which the Portfolio is designed to track.

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010, as amended (the “Advisory Agreement”), with respect to the Portfolio. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for the Portfolio, and manages the investment portfolios and business affairs of the Portfolio, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of the Portfolio.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses (“Excluded Expenses”)) from exceeding 1.35%, 1.60% and 1.10% of the average daily net assets of the Class I, Class II, and Class III Shares, respectively, of the Portfolio until January 31, 2017. If, at any point, Total Annual Portfolio Operating Expenses (not including Excluded Expenses) are below the contractual caps, the Adviser is entitled to be reimbursed by the Portfolio in an amount equal to the difference between the Total Annual Portfolio Operating Expenses (not including Excluded Expenses) and the contractual caps to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. No reimbursement shall be paid to the Adviser with respect to the Portfolio until reported to the Board. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period. Amounts waived/or reimbursed by the Adviser are disclosed in the Statement of Operations.

As of December 31, 2015, the balances of recoupable expenses for the Portfolio were as follows:

	Expires 2017	Expires 2018
Transparent Value Directional Allocation VI Portfolio
Class I	$1,304	$576
Class II	90,082	164,350
Class III	10,300	3,534

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Portfolio’s distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class II Shares of the Portfolio pay the Distributor an annual fee of up to a maximum of 0.25%, of the average daily net assets of the Class II shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance and the provision of shareholder services.

Shareholder Servicing Plan: The Portfolio has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Class I and Class II Shares will be paid to other service providers. Under the Service Plan, service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

An employee of ADI serves as the Portfolio’s Chief Compliance Officer. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

ALPS Fund Services, Inc. serves as the Portfolio’s administrator and as the Portfolio’s transfer agent and dividend paying agent. The Bank of New York Mellon is the Portfolio’s custodian.

7. LINE OF CREDIT

The Trust had a $25,000,000 Line of Credit (the “Line”), until June 2, 2015 when the Line was increased to $50,000,000, which is uncommitted, with The Bank of New York Mellon. The Line covers the Portfolio and the other series of the Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Portfolio incurs interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin. As of December 31, 2015, The Portfolio had no outstanding amount on the Line.

Annual Report | December 31, 2015	15

Notes to Financial Statements
December 31, 2015

The allocated amount for the Portfolio is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

	Average Interest Rate	Average Outstanding Line of Credit*
Transparent Value Directional
Allocation VI Portfolio	1.691%	$4,225,750

*	The Average Outstanding Line of Credit is based on the number of days the Line was outstanding during the period.

8. SHARES OF BENEFICIAL INTEREST

At December 31, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with no par value per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Transactions of Shares were as follows:

Transparent Value Directional Allocation VI Portfolio

	For the Year Ended December 31, 2015	For the Period May 6, 2014 (Inception) to December 31, 2014
SUMMARY OF CAPITAL SHARE ACTIVITY:
Class I:
Beginning of period	3,948	–
Shares sold	103	8,830
Shares redeemed	(193)	(4,882)
Net increase (decrease) in shares outstanding	(90)	3,948
Shares outstanding, end of period	3,858	3,948

Class II:
Beginning of period	1,120,821	–
Shares sold	496,090	1,333,301
Shares redeemed	(767,690)	(212,480)
Net increase (decrease) in shares outstanding	(271,600)	1,120,821
Shares outstanding, end of period	849,221	1,120,821

Class III:
Beginning of period	24,000	–
Shares sold	–	24,000
Net increase in shares outstanding	–	24,000
Shares outstanding, end of period	24,000	24,000

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Portfolio creates a presumption of control of the Portfolio, under section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2015, the following entities owned, of record or beneficially, 25% or greater of a share class of the Portfolio’s outstanding shares:

Portfolio	Class	Name	Percentage
Transparent Value Directional Allocation VI Portfolio	Class I	Lincoln National Life Insurance	87.04%
Transparent Value Directional Allocation VI Portfolio	Class II	Lincoln National Life Insurance	92.33%
Transparent Value Directional Allocation VI Portfolio	Class III	GPIM Holdings LLC	100%

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Portfolio’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims. However, since its commencement of operations, the Portfolio has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote. Further, certain of the Trust’s contracts with service providers contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is also unknown since the amount of any future claims that may be made against the Portfolio cannot be determined and the Portfolio has no historical basis for predicting the likelihood of any such claims.

11. SUBSEQUENT EVENT

At a meeting of the Board of Trustees (the “Board”) of the Transparent Value Trust held on February 23-24, 2016, the Board approved the closure and liquidation of the Transparent Value Directional Allocation VI Portfolio subject to shareholder approval. The Portfolio will not close to new purchases prior to the liquidation. The insurance companies that issue variable contracts offering the Portfolio as a funding option may, however, establish their own rules for early closing to new purchases. Shareholders (or contract owners) will receive a proxy statement that provides information regarding the proposed liquidation and how to provide voting instructions.

16	www.transparentvalue.com

Report of Independent Registered Public Accounting Firm
December 31, 2015

The Board of Trustees and Shareholders

Transparent Value Trust:

We have audited the accompanying statement of assets and liabilities of Transparent Value Trust, comprised of the Transparent Value Directional Allocation VI Portfolio (the Portfolio), including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights the year then ended and for the period May 6, 2014 (Inception) to December 31, 2014. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with custodians and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph, in conformity with U.S. generally accepted accounting principles.

As discussed in the Note 11 to the financial statements, the Board of Trustees has approved a plan of liquidation for the Portfolio, subject to shareholder approval.

/s/ KPMG LLP

Chicago, Illinois

February 25, 2016

Annual Report | December 31, 2015	17

Additional Information
December 31, 2015 (Unaudited)

1. PROXY VOTING

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Portfolio toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC website at http://www.sec.gov. The Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On November 10, 2015, based on Audit Committee recommendations and approvals, the Board voted to dismiss KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Portfolio and approve Ernst & Young LLP (“E&Y”) as the Portfolio’s new independent registered public accounting firm for the Portfolio’s fiscal year ending December 31, 2016. With respect to the Portfolio, the auditor-client relationship with KPMG will cease upon KPMG’s completion of the audit of the Portfolio’s financial statements as of and for the year ending December 31, 2015 and the issuance of KPMG’s report thereon.

4. TRUSTEES AND OFFICERS OF THE TRUST

Members of the Board. Set forth below are the names, ages, position with the Trust, length of term of office, and the principal occupations and other directorships held for the last five years of each of the persons currently serving as a Trustee of the Trust. Independent Trustees are those Trustees who are not “interested persons” of the Trust as such term is defined in the 1940 Act. Unless otherwise noted, the business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-727-6885.

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Interested Trustees
Donald C. Cacciapaglia* (1951)	President Chief Executive Officer and Trustee Since November 2015	President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman of Guggenheim Investments (2012-present). Formerly, Chairman and Chief Executive Officer of Channel Capital Group, Inc. (2002-2010).	233	Current: Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Fund and Rydex Variable Trust (2012-present); Guggenheim Partners Japan, Ltd. (2014-present), Delaware Life (2013- present), Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011- present); Director, Clear Spring Life Insurance Company (2015- present).
Farhan Sharaff* (former Interested Trustee) (1950)	Former Trustee December 2009 - November 2015

Senior Managing Director of Guggenheim Investment Management, LLC and Chief Investment Officer of Transparent Value Advisors, LLC since 2009. Equities Chief Investment Officer of Guggenheim Partners Investment Management, LLC since 2009. Partner and CIO, MJX Capital Advisors LLC, from 2005 to 2009.

			N/A	Director of Guggenheim Global Investments PLC.

18	www.transparentvalue.com

Additional Information
December 31, 2015 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
Independent Trustees
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee Since November 2015	Founder and Managing Partner of Roman Friedrich & Company (1998-present). Formerly, Senior Managing Director of MLV & Co, LLC (2010-2011).	98	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012)
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee Since November 2015	Consultant (1998-present). Formerly, Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	98	Current: Peabody Energy Company (2003-present) and GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg (1953)	Trustee Since November 2015	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel, and Corporate Secretary of Van Kampen Investments (1982-1999).	104	Current: Edward-Elmhurst Healthcare System (2012-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board Since November 2015	Portfolio Consultant (2010-present). Formely, Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	101	Former: Bennett Group of Funds (2011-2013)
Randall C. Barnes (1951)	Trustee Since November 2015	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	102	Current: Trustee, Purpose Investment Funds (2014-present).
Maynard F. Oliverius (1943)	Trustee Since November 2015	Retired. Formerly, President and Chief Executive Officer, Stormont-Vail HealthCare (1996-2012).	98	Current: Fort Hays State University Foundation (1999- present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present).
Donald A. Chubb, Jr. (1946)	Trustee Since November 2015	Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present)	98	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee Since November 2015	President, Washburn University (1999-present).	98	Current: Westar Energy, Inc. (2004-present) and CoreFirst Bank & Trust (2000-present).

Annual Report | December 31, 2015	19

Additional Information
December 31, 2015 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
John Masterson (former Independent Trustee) (1960)	Trustee, Chairman of the Nominating Committee December 2009 - November 2015	Retired.	N/A	Independent Trustee of Northern Trust Funds-NT Alpha Strategies and NT Long/Short Fund. Director of Bogota Savings Bank. Independent Trustee Susa Registered Fund, L.L.C.
Robert J. Casale (former Independent Trustee) (1939)	Chairman of the Board of Trustees December 2009 - November 2015	Retired. Chairman and CEO, The BISYS Group from 2006 to 2007.	N/A	Director of Northeast Securities, Inc. (2002-2013).
Dennis A. Cullen (former Independent Trustee) (1948)	Trustee, Chairman of the Audit Committee December 2009 - November 2015	Retired. Managing Partner, Chicago Asset Funding LLC 2008 to 2011.	N/A	Director of Heritage Life Insurance Company, Equitrust Life Insurance Company.

*

Denotes Trustees who may be deemed to be “interested” persons of the Portfolio as that term is defined in the 1940 Act by virtue of their affiliation with the Adviser or Distributor and/or their affiliates.

Trust Officers. Set forth below are the names, ages, positions with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. The business address of Messrs. Sullivan, Belden, Stone, Howley, Arruda, Nelson, Mathiasen and Megaris and Mses. Lee and Scott is 100 Wilshire Boulevard, Suite 500, Santa Monica, CA 90401. The business address of Messrs. Uhl and Greenly is 1290 Broadway, Suite 1100, Denver, CO 80203. The business address of Messrs. Kemp and Khayutin is 330 Madison Ave., 10th Floor, New York, New York 10017.

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years
John L. Sullivan (1955)	Chief Financial Officer Since November 2015

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010 to present); Senior Managing Director, Guggenheim Investments (2010 to present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004 to 2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002 to 2004); CFO and Treasurer, Van Kampen Funds (1996 to 2004).

Keith D. Kemp (1960)	Treasurer Since February 2010

Managing Director of Transparent Value, LLC since April 2015; Managing Director of Guggenheim Partners Investment Management LLC since April 2015; Director of Transparent Value, LLC from 2010 to 2015; Director of Guggenheim Partners Investment Management LLC from 2010 to 2015; Chief Operating Officer of Macquarie Capital Investment Management from 2007 to 2009.

20	www.transparentvalue.com

Additional Information
December 31, 2015 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years
William H. Belden, III (1965)	Vice President Since November 2015

Current: Vice President, certain other funds in the Fund Complex (2006 to present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005 to present).

Former: Vice President of Management, Northern Trust Global Investments (1999 to 2005).

Bryan Stone (1979)	Vice President Since November 2015

Current: Vice President, certain other funds in the Fund Complex (2014 to present); Director, Guggenheim Investments (2013 to present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009 to 2013); Vice President, Morgan Stanley (2002 to 2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer Since November 2015

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013 to present); Senior Managing Director, Guggenheim Investments (2012 to present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004 to 2012).

Ted Uhl (1974)	Chief Compliance Officer Since October 2010

Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.

James Howley (1972)	Assistant Treasurer Since November 2015

Current: Director, Guggenheim Investments (2004 to present); Assistant Treasurer, certain other funds in the Fund Complex (2006 to present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996 to 2004).

Joseph M. Arruda (1966)	Assistant Treasurer Since November 2015

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006 to present); Vice President, Security Investors, LLC (2010 to present); CFO and Manager, Guggenheim Specialized Products, LLC (2009 to present).

Former: Vice President, Security Global Investors, LLC (2010 to 2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Kimberly Scott (1974)	Assistant Treasurer Since November 2015

Current: Vice President, Guggenheim Investments (2012 to present); Assistant Treasurer, certain other funds in the Fund Complex (2012 to present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010 to 2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009 to 2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005 to 2009).

Annual Report | December 31, 2015	21

Additional Information
December 31, 2015 (Unaudited)

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupations in the Past 5 Years
Adam Nelson (1979)	Assistant Treasurer Since November 2015

Current: Vice President, Guggenheim Investments (2015 to present); Assistant Treasurer, certain other funds in the Fund Complex (2015 to present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013 to 2015); Fund Administration Assistant Director, State Street (2011 to 2013); Fund Administration Manager, State Street (2009 to 2011).

Pete Greenly (1968)	Assistant Treasurer Since September 2012

Fund Controller, ALPS Fund, Services, Inc. since June 2012; Manager of Valuations with Great West Life and Annuity from 2011 to 2012, Supervisor of Fund Accounting at Janus Capital from February 2011 to November 2011, Project Manager at Old Mutual Capital from 2007 to 2010.

Mark E. Mathiasen (1978)	Secretary Since November 2015	Current: Secretary, certain other funds in the Fund Complex (2007 to present); Managing Director, Guggenheim Investments (2007 to present).
Michael P. Megaris (1984)	Assistant Secretary Since November 2015

Current: Assistant Secretary, certain other funds in the Fund Complex (2014 to present); Senior Associate, Guggenheim Investments (2012 to present).

Former: J.D., University of Kansas School of Law (2009 to 2012).

Gennadiy Khayutin (1975)	Assistant Secretary Since May 2014	Managing Director of Transparent Value LLC and Managing Director of Guggenheim Partners Investment Management, LLC since 2009.

5. MEETING OF SHAREHOLDERS – VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders of the Funds held on October 30, 2015, shareholders of the Portfolio voted to adopt a proposal to elect the Guggenheim Funds Board of Trustees as the new Trustees to the Board of the Trust (the “Proposal”). Holders of record as of the close of business on September 16, 2015, were entitled to one vote per share on all business at the Special Meeting.

As of September 16, 2015 the following number of shares were outstanding for each of the Funds:

Funds	Shares Issued and Outstanding
Transparent Value Large-Cap Aggressive Fund	2,724,237.694
Transparent Value Large-Cap Core Fund	924,658.717
Transparent Value Large-Cap Defensive Fund	4,606,394.346
Transparent Value Dividend Fund	2,756,083.487
Transparent Value Large-Cap Growth Fund	433,605.161
Transparent Value Large-Cap Market Fund	5,300,480.905
Transparent Value Large-Cap Value Fund	414,374.901
Transparent Value Directional Allocation Fund	105,279,410.053
Transparent Value Small-Cap Fund	249,032.958
Transparent Value Directional Allocation VI Portfolio	748,482.016

Proposal 1: Election of Trustees

A total of $1,251,618,901 net assets were voted, representing 85.22% of the net asset value for the Trust. A quorum was present with respect to each Trust.

Randall C. Barnes had received not less than 102,952,949 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,661,452 of the Trust’s common shares had abstained from voting.

22	www.transparentvalue.com

Additional Information
December 31, 2015 (Unaudited)

Donald C. Cacciapaglia had received not less than 102,956,182 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,658,219 of the Trust’s common shares had abstained from voting.

Donald A. Chubb Jr. had received not less than 102,951,195 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,663,206 of the Trust’s common shares had abstained from voting.

Jerry B. Farley had received not less than 102,923,879 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,690,522 of the Trust’s common shares had abstained from voting.

Roman Friedrich III had received not less than 102,951,195 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,663,206 of the Trust’s common shares had abstained from voting.

Robert B. Karn III had received not less than 102,967,944 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,646,457 of the Trust’s common shares had abstained from voting.

Ronald A. Nyberg had received not less than 102,946,563 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,667,838 of the Trust’s common shares had abstained from voting.

Maynard F. Oliverius had received not less than 102,978,869 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,635,532 of the Trust’s common shares had abstained from voting.

Ronald E. Toupin, Jr. had received not less than 102,973,073 votes cast by holders of the Trust’s common shares for his election, and that not less than 1,641,328 of the Trust’s common shares had abstained from voting.

Annual Report | December 31, 2015	23

transparent value

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc. for the Transparent Value Mutual Funds.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Transparent Value Trust (the “registrant”) has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. During the period covered by this report, there were no material changes made to provisions of the registrant’s code of ethics, nor were there any waivers granted from a provision of its code of ethics. A copy of the registrant’s code of ethics is filed with this N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Robert B. Karn. Mr. Karn is an “independent” Trustee as defined in this Item 3 of Form N-CSR. Mr. Karn qualifies as an audit committee financial expert by virtue of his experience obtained as a managing partner in a public accounting firm, which included an understanding of generally accepted accounting principles (“GAAP”) in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of financial statements using GAAP.

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: For the registrant’s fiscal year ended December 31, 2015 and for the fiscal period May 6, 2014 to December 31, 2014, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $25,000 and $20,000, respectively.

(b)

Audit-Related Fees: For the registrant’s fiscal year ended December 31, 2015 and for the fiscal period May 6, 2014 to December 31, 2014, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees: For the registrant’s fiscal year ended December 31, 2015 and for the fiscal period May 6, 2014 to December 31, 2014, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,775 and $5,000, respectively. These fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)

All Other Fees: For the registrant’s fiscal year ended December 31, 2015 and for the fiscal period May 6, 2014 to December 31, 2014, the aggregate fees billed to the registrant by the principal accountant for services related to seed audits and attendance at meetings of the audit committee were $0 and $0, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. Sections V.B.2 and V.B.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

V.B.2.Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following (collectively, “Identified Services”):

Audit Services

•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services

•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services

•	Recurring tax services:
o	Preparation of Federal and state income tax returns, including extensions
o	Preparation of calculations of taxable income, including fiscal year tax designations
o	Preparation of annual Federal excise tax returns (if applicable)
o	Preparation of calendar year excise distribution calculations
o	Calculation of tax equalization on an as-needed basis
o	Preparation of the estimated excise distribution calculations on an as-needed basis
o	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis
o	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes
o	Provision of tax compliance services in India for Funds with direct investments in India
o	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes
•	Permissible non-recurring tax services upon request:
o	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards
o	Assistance with calendar year shareholder reporting designations on Form 1099
o	Assistance with corporate actions and tax treatment of complex securities and structured products
o	Assistance with IRS ruling requests and calculation of deficiency dividends
o	Conduct training sessions for the Adviser’s internal tax resources
o	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions

o	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance
o	RIC qualification reviews
o	Tax distribution analysis and planning
o	Tax authority examination services
o	Tax appeals support services
o	Tax accounting methods studies
o	Fund merger, reorganization and liquidation support services
o	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c)

For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For Identified Services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e)

All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form attached as Appendix C to the Audit Committee Charter. The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f)

The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular quarterly meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee). The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

V.B.3. Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)

The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)

For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(e)(2)	No services described in each of Items 4(b) through (d) above were approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is composed of: Randall C. Barnes, Roman Friedrich III, Robert B. Karn III, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald A. Nyberg and Ronald E. Toupin, Jr.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment

            Companies and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	March 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date:	March 10, 2016

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	March 10, 2016